Statements of Operations - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 3,410,258	$ 473,853
Cost of revenues	1,476,693	644,480
Gross profit (loss)	1,933,565	(170,627)
Operating expenses
Research and development, net	348,902	441,015
Sales and marketing	415,627	317,729
General and administrative	1,120,695	1,496,137
Total operating expenses	1,885,224	2,254,881
Profit (loss) from operations	48,341	(2,425,508)
Financial income, net	83,456	161,481
Net income (loss)	$ 131,797	$ (2,264,027)
Basic earnings (loss) per ordinary share (in Dollars per share)	$ 0.02	$ (0.29)
Diluted earnings (loss) per ordinary share (in Dollars per share)	$ 0.02	$ (0.29)
Weighted-average shares used to compute net income (loss) per share:
Weighted-average shares Basic (in Shares)	7,878,501	7,938,525
Weighted-average shares Diluted (in Shares)	7,946,324	7,938,525